BASIS OF PREPARATION (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Office and miscellaneous	$ 1,158,504	$ 606,512	$ 1,879,161	$ 1,003,253
Previously stated [member]
IfrsStatementLineItems [Line Items]
Professional fees		291,084		588,606
Employee and management costs		205,733		452,783
Office and miscellaneous		$ 85,350		$ 135,823